SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 16, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2023
Cash equivalents		$ 0		$ 0		$ 0	$ 0
Cash and marketable securities held in trust account		20,160,402		20,160,402		50,772,949	104,162,029
Franchise tax		40,000	$ 50,000	$ 120,000	$ 179,206	$ 200,000	$ 195,138
Effective tax rate				13.81%	412.86%	(2405.29%)	193.08%
Tax rate percentage	1.00%			21.00%	21.00%	21.00%	21.00%
Income tax accrued						$ 634,874	$ 285,662
Excise tax percentage	1.00%
Excise tax liability						584,031
Minimum net tangible asset upon consummation of business combination		$ 5,000,001		$ 5,000,001		$ 5,000,001
Share redemption per share		$ 10.15		$ 10.15		$ 10.15
Common stock subject to possible redemption, shares						4,522,582	10,159,069
Federal depository insurance coverage amount		$ 250,000		$ 250,000		$ 250,000
Income tax accrued		36,586	$ 123,182	124,495	$ 400,849	536,212	$ 285,662
Tax payable		759,369		759,369		634,874
Excise tax liability		$ 895,904		$ 895,904		$ 584,031
Common stock subject to possible redemption, shares		1,717,663		1,717,663		4,522,582		5,931,608
Common Class A [Member]
Common stock subject to possible redemption, shares						4,522,582	10,159,069
Common stock subject to possible redemption, shares		1,717,663		1,717,663		4,522,582